Shareholders' Equity - Regulatory Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statutory Accounting Practices [Line Items]
Estimated minimum statutory surplus required by regulators	$ 7,741
Investments on deposit with regulatory bodies	652
Estimated maximum dividend distributions permitted in 2023 without prior regulatory approval	2,706
Insurance and HMO
Statutory Accounting Practices [Line Items]
Statutory net income	2,851	$ 3,302	$ 3,667
Estimated statutory capital and surplus	15,503	$ 14,879	$ 13,238
Dividends paid	$ 3,200